Consolidated Statement of Changes in Equity (Parenthetical) - R$ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of changes in equity [abstract]
Statutory dividends per share	R$ 0.59	R$ 0.51	R$ 0.16